IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT prospectuses
Under the heading entitled “ What are the Fund's Principal Investments?,” please add the following as the second paragraph under “Swap Contracts (A Type of Derivative)”:
“Beginning on June 10, 2013, regulations enacted by the Commodity Futures Trading Commission (the CFTC) under the Dodd-Frank Wall Street Reform and Consumer Protection Act will require the Fund to clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (a CCP). To clear a swap with the CCP, the Fund will submit the swap to, and post collateral with a futures commission merchant (FCM) that is a clearinghouse member. The Fund may enter into the swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. It may also enter into the swap with the FCM itself. The CCP, the FCM and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.”
The Federated Funds include all of the following registrants and their portfolios (including any of their share classes):
federated equity funds
Federated Absolute Return Fund (formerly, Federated Market Opportunity Fund and Federated Prudent Absolute Return Fund)
Federated Global Equity Fund
Federated InterContinental Fund
Federated Kaufmann Fund
Federated Kaufmann Small Cap Fund
federated equity income fund, inc.
federated fixed income securities, inc.
Federated Strategic Income Fund
federated global allocation fund (formerly, Federated Asset Allocation Fund)
FEDERATED HIGH INCOME BOND FUND, INC.
FEDerated high yield trust
federated income securities trust
Federated Capital Income Fund
Federated Intermediate Corporate Bond Fund
Federated Real Return Bond Fund
Federated Floating Rate Strategic Income Fund
Federated Short-Term Income Fund
federated institutional trust
Federated Intermediate Government/Corporate Fund
Federated Institutional High Yield Bond Fund

federated insurance series
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Managed Volatility Fund II
Federated Quality Bond Fund II
federated international series, inc.
Federated International Bond Fund
Federated Investment Series Funds, Inc.
Federated Bond Fund
federated managed pool series
Federated Corporate Bond Strategy Portfolio
federated mdt series
Federated MDT Balanced Fund
federated total return series, inc.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
federated u.s. government securities FUND: 1-3 years
federated u.s. government securities FUND: 2-5 years
federated world investment series, inc.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
June 7, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451749 (6/13)